Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Schedule of Borrowings
	2024	2025
	RMB’000	RMB’000
Non-current
Other borrowings
- secured	13,723	15,171
	13,723	15,171
Current
Bank borrowings
- secured	61,781	94,398

Other borrowings
- secured	10,434	34,683
	72,215	129,081
	85,938	144,252